Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 6.4	Taxes	CANADA	CANADA	Government of Canada [Member]		Oil [Member]	Canada Segment [Member]	Well
#: 2
	7.9	Royalties	CANADA	CANADA	Government of Canada [Member]	Oil-Well-CA-NL [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 3
	0.8	Taxes	CANADA	snj:CA-AB	Municipal District of Greenview, Alberta [Member]		Oil [Member]	Canada Segment [Member]	Well
#: 4
	3.5	Taxes	CANADA	snj:CA-AB	Government of Alberta [Member]		Oil [Member]	Canada Segment [Member]	Well
#: 5
	6.3	Royalties	CANADA	snj:CA-AB	Government of Alberta [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 6
	0.7	Fees	CANADA	snj:CA-AB	Government of Alberta [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 7
	10.8	Prod. Entitlements	CANADA	snj:CA-AB	Government of Alberta [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well	Yes	Realized sales prices
#: 8
	0.8	Taxes	CANADA	snj:CA-BC	Government of British Columbia [Member]		Natural Gas [Member]	Canada Segment [Member]	Well
#: 9
	12.0	Royalties	CANADA	snj:CA-BC	Government of British Columbia [Member]	Natural Gas-Well-CA-BC [Member]	Natural Gas [Member]	Canada Segment [Member]	Well
#: 10
	3.2	Fees	CANADA	snj:CA-BC	Government of British Columbia [Member]	Natural Gas-Well-CA-BC [Member]	Natural Gas [Member]	Canada Segment [Member]	Well
#: 11
	22.0	Royalties	CANADA	snj:CA-NL	Government of Newfoundland and Labrador [Member]	Oil-Well-CA-NL [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 12
	0.2	Fees	CANADA	snj:CA-NL	Government of Newfoundland and Labrador [Member]	Oil-Well-CA-NL [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 13
	2.3	Comm. Social Resp.	CÔTE D'IVOIRE	snj:CI-AB	Direction Generale des Hydrocarbures [Member]	Oil-Well-CI-AB [Member]	Oil And Natural Gas [Member]	Other Segment [Member]	Well
#: 14
	0.1	Fees	CÔTE D'IVOIRE	snj:CI-AB	I'Agence Nationale de l'Environment [Member]	Oil-Well-CI-AB [Member]	Oil And Natural Gas [Member]	Other Segment [Member]	Well
#: 15
	216.7	Royalties	UNITED STATES	snj:US-LA	U.S. Department of the Interior [Member]	Oil-Well-US-LA [Member]	Oil [Member]	United States Segment [Member]	Well
#: 16
	18.9	Royalties	UNITED STATES	snj:US-LA	U.S. Department of the Interior [Member]	Oil-Well-US-LA [Member]	Natural Gas [Member]	United States Segment [Member]	Well
#: 17
	1.0	Fees	UNITED STATES	snj:US-LA	U.S. Department of the Interior [Member]	Oil-Well-US-LA [Member]	Oil [Member]	United States Segment [Member]	Well
#: 18
	0.0	Fees	UNITED STATES	snj:US-LA	U.S. Department of the Interior [Member]	Natural Gas-Well-US-LA [Member]	Natural Gas [Member]	United States Segment [Member]	Well
#: 19
	2.5	Fees	UNITED STATES	snj:US-LA	U.S. Office Of Natural Resources Revenue [Member]	Oil-Well-US-LA [Member]	Oil [Member]	United States Segment [Member]	Well
#: 20
	0.7	Fees	UNITED STATES	snj:US-LA	U.S. Office Of Natural Resources Revenue [Member]	Natural Gas-Well-US-LA [Member]	Natural Gas [Member]	United States Segment [Member]	Well
#: 21
	0.1	Comm. Social Resp.	VIET NAM	snj:VN-43	Vietnam Oil and Gas Group [Member]	Oil-Well-VN-31 [Member]	Oil [Member]	Other Segment [Member]	Well
#: 22
	0.2	Comm. Social Resp.	VIET NAM	snj:VN-43	Vietnam Oil and Gas Group [Member]	Oil-Well-VN-43 [Member]	Oil [Member]	Other Segment [Member]	Well
#: 23
	2.7	Taxes	VIET NAM	snj:VN-43	Cuc Thue Thanh Pho Ho Chi Minh [Member]	Oil-Well-VN-43 [Member]	Oil [Member]	Other Segment [Member]	Well
#: 24
	$ 5.3	Bonuses	UNITED STATES	snj:US-LA	U.S. Office Of Natural Resources Revenue [Member]	Oil-Well-US-LA [Member]	Oil [Member]	United States Segment [Member]	Well